Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 29,608	$ 9,601
Other comprehensive income:
Unrealized holding gains arising during the period related to investment securities available for sale, net of tax of $18 and $27:	68	101
Net current-period other comprehensive income	68	101
Comprehensive income	$ 29,676	$ 9,702